Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2019	2018
Net operating revenues from:
Waste management services:
External customer revenues	$48,731	$44,535
Intersegment revenues	-	-
Total waste management services	48,731	44,535

Golf and related operations:
External customer revenues	19,626	17,699
Intersegment revenues	61	60
Total golf and related operations	19,687	17,759

Segment operating revenues	68,418	62,294
Intersegment eliminations	(61)	(60)
Total net operating revenues	$68,357	$62,234

Income (loss) before income taxes:
Waste management services	$4,423	$661
Golf and related operations	(803)	(4)
Segment income (loss) before taxes	3,620	657
Corporate interest expense	(770)	(626)
Corporate other income (expense), net	64	19
General corporate expenses	(3,289)	(3,139)
Loss before income taxes	$(375)	$(3,089)

Depreciation and amortization expense:
Waste management services	$59	$541
Golf and related operations	2,330	2,200
Corporate	133	136
Total depreciation and amortization expense	$2,522	$2,877

Interest expense:
Waste management services	$3	$4
Golf and related operations	64	45
Corporate	770	626
Total interest expense	$837	$675

Impairment of property and equipment
Waste management services	$-	$3,261
Golf and related operations	-	-
Corporate	-	-
Total interest expense	$-	$3,261
	2019	2018
Capital expenditures:
Waste management services	$182	$64
Golf and related operations	7,536	3,771
Corporate	204	35
Total capital expenditures	$7,922	$3,870
Total assets:
Waste management services	$31,574	$27,383
Golf and related operations	55,369	48,074
Corporate	58,638	47,394
Subtotal	145,581	122,851
Elimination of intersegment receivables	(66,417)	(58,082)
Total assets	$79,164	$64,769